Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

11. Share capital

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

At December 31, 2019, there were 55,494,015 issued and fully paid common shares (2018 - 43,149,015).

Financings

During the year ended December 31, 2019, the Company did not complete any equity financings.

During the year ended December 31, 2018, the following equity financing was completed:

I) On January 5, 2018, the Company closed a private placement of 960,000 units at a price of $0.60 per unit for gross proceeds of $576,000. Each unit consists of one common share and one half of one share purchase warrant.  Each whole warrant is exercisable into one common share at a price of $0.70 with an expiry date of three years after the closing date.  The Company used the residual method to value the share purchase warrants, allocating a value of $nil.  As at December 31, 2017, the Company had received $27,000 of subscriptions towards this private placement.

As part of the private placement, the Company paid $22,080 in finder's fees and other cash issuance costs of $14,290.  In addition, the Company issued 36,800 in broker warrants with an expiry date of one year after the closing date. The fair value of $9,164 for the broker warrants was estimated using the Black-Scholes Option Pricing Model and was charged to share issue costs and credited to share-based payment reserve.  The assumptions used in the Black-Scholes Option Pricing Model were as follows: share price of $0.67; exercise price of $0.70; expected volatility of 100%; expected life of 1 year; a risk-free interest rate of 0.73%; and an expected dividend rate of nil.

Basic and diluted loss per share

The following table reconciles our basic and diluted (loss) income per share:

	Year ended December 31, 2019	Year ended December 31, 2018

(Loss) income for the year	$(1,663,674)	$1,150,637
Weighted average number of shares outstanding	51,169,610	42,391,792
Dilutive effect of options and warrants	-	13,665,282
Weighted average diluted shares outstanding	51,169,610	56,057,074
Basic (loss) income per share	$(0.03)	$0.03
Diluted (loss) income per share	$(0.03)	$0.02

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the Company's issued and outstanding common shares. Such options will be exercisable for a period of up to 5 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relations and technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee's position with the Company or 30 days following cessation of an optionee conducting investor relations activities' position.

On exercise, each option allows the holder to purchase one common share of the Company. The changes in options during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	3,960,000	$0.36	2,662,500	$0.33
Options granted	2,175,000	0.30	1,860,000	0.50
Options exercised	(375,000)	0.10	-
Options expired/forfeited	(225,000)	0.64	(562,500)	0.69
Options outstanding, ending	5,535,000	$0.34	3,960,000	$0.36
Options exercisable, ending	5,253,750	$0.34	3,741,250	$0.35

The weighted average share price on the date of option exercise during the year ended December 31, 2019 was $0.32.

Details of options outstanding as at December 31, 2019 are as follows:

Exercise price	Weighted average contractual life	Number of options outstanding
$0.10	1.50 years	975,000
$0.20	4.33 years	1,000,000
$0.22	2.70 years	100,000
$0.30	3.80 years	250,000
$0.35	3.95 years	860,000
$0.40	3.34 years	775,000
$0.45	4.88 years	400,000
$0.55	3.10 years	500,000
$0.60	3.02 years	600,000
$0.80	2.88 years	75,000
$0.34	3.35 years	5,535,000

Stock-based compensation

During the year ended December 31, 2019, the Company granted 2,175,000 stock options (2018 - 1,860,000 stock options), the weighted average grant date fair value of the options was $0.22 per option (2018 - $0.26). The fair value was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2019	2018
Share price	$0.25	$0.36
Exercise price	$0.30	$0.50
Expected life of options	4.9 years	5 years
Annualized volatility	149%	176%
Risk-free interest rate	2.10%	1.79%
Dividend rate	0%	0%

The expected volatility was calculated using the historical stock prices of the Company.

During the year ended December 31, 2019, the Company recorded $515,620 (2018 - $500,742) of stock-based compensation to the statement of comprehensive loss based on the vesting of stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company. The changes in warrants outstanding during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	Number of warrants	Average exercise price	Number of warrants	Average exercise price
Warrants outstanding, beginning	23,876,800	$0.20	25,454,600	$0.18
Warrants issued	-		516,800	0.70
Warrants exercised	(11,970,000)	0.10	(1,525,000)	0.08
Warrants expired	(36,800)	0.70	(569,600)	0.46
Warrants outstanding, ending	11,870,000	$0.29	23,876,800	$0.20

Details of warrants outstanding as at December 31, 2019 are as follows:

Exercise price	Weighted average contractual life	Number of warrants outstanding
$0.08	0.67 years	5,508,333
$0.10	1.25 years	975,000
$0.45	0.82 years	3,375,000
$0.70	0.99 years	2,011,667
$0.29	0.81 years	11,870,000